Receivables - Components of Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Trade receivables	$ 41,393	$ 34,065	$ 24,880
Total Allowances	(1,881)	(1,737)	(1,530)
Total receivables, net	$ 39,512	$ 32,328	$ 23,350